RENEE M. HARDT 312-609-7616 rhardt@vedderprice.com

February 17, 2009

Securities and Exchange Commission
100 F Street NE.
Washington, D.C. 20549

Re:	Preliminary Proxy Materials for Wilshire Variable Insurance Trust (“Registrant”) File No.: 811-07917

To the Commission:

Registrant hereby files a preliminary proxy statement and form of proxy.  It is intended that definitive proxy materials will be mailed on or about March 10, 2009.  Please call the undersigned at (312) 609-7616 or Jennifer Goodman at (312) 609-7732 with any questions or comments regarding this filing.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser
Enclosures